Consolidated Statements of Financial Position - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Current Assets:
Cash and cash equivalents	$ 9,793,253	$ 22,437,086
Amounts receivable (note 17)	574,260	92,370
Prepaid expenses (note 17)	96,792	52,974
Total Current Assets	10,464,305	22,582,430
Deposit	181,161	0
Property, plant, and equipment (note 7)	18,652,394	4,337,161
Total Assets	29,297,860	26,919,591
Current Liabilities:
Accounts payable	817,265	383,428
Accrued liabilities (note 17)	1,047,400	221,692
Current portion of lease obligations (note 9)	51,725	5,845
Fair value of warrant derivative financial liabilities (note 11)	21,689,490	45,380,933
Provisions (note 12)	727,051	738,022
Total Current Liabilities	24,332,931	46,729,920
Royalty obligations (note 10)	7,731,196	6,330,721
Lease obligations (note 9)	298,093	5,254
Total Liabilities	32,362,220	53,065,895
Shareholders' Equity (Deficit)
Share capital (note 13)	127,377,519	120,491,932
Accumulated deficit	(130,773,347)	(146,893,550)
Accumulated other comprehensive income	331,468	255,314
Total Shareholders' Equity (Deficit)	(3,064,360)	(26,146,304)
Total Liabilities and Shareholders' Equity (Deficit)	$ 29,297,860	$ 26,919,591